PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	13 years 4 months 20 days	12 years 4 months 20 days
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 8,153	Rp 8,929
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,311	13,651
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,927	12,128
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	7,896	5,114
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	2,142	819
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	340	48
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	62	5
Post-employment health care benefit cost | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 7	Rp 1
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	5 years 2 months 4 days	4 years 6 months 3 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 202	Rp 281
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	118	116
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	66	70
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 2	Rp 3
Post-employment benefits UUCK (Telkom)
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 8 months 15 days	11 years 2 months 4 days
Post-employment benefits UUCK (Telkom) | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 118	Rp 83
Post-employment benefits UUCK (Telkom) | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	488	426
Post-employment benefits UUCK (Telkom) | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	610	485
Post-employment benefits UUCK (Telkom) | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	41	Rp 49
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO		9 years 2 months 4 days
Periodic pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,404	Rp 8,833
Periodic pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,131	13,778
Periodic pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,449	9,184
Periodic pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 410	Rp 439
The company | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 5 months 26 days
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 1 month 28 days	8 years 5 months 1 day
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 20,107	Rp 21,044
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	15,035	15,850
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,744	9,623
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	3,079	3,630
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	539	693
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	37	53
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 1
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 1 month 28 days	8 years 5 months 1 day
The company | Additional pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 39	Rp 39
The company | Additional pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	28	30
The company | Additional pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	15	16
The company | Additional pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5	5
The company | Additional pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 1
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	6 years 5 months 23 days	5 years 6 months 14 days
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 277	Rp 340
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	110	79
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	212	139
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 20	Rp 21